Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
EBP Zoetis Savings Plan
EBP, Description of Plan [Line Items]
EBP, Participant Vesting	All participants will vest in the Company’s profit-sharing contribution as follows:

Years of Service	Percentage Vested

Under 1 year	—%
1 year	20%
2 years	40%
3 years	60%
4 years	80%
5 years	100%